INTANGIBLE ASSETS AND GOODWILL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Balance, Beginning		$ 1,151		$ 272
Additions	$ 200,000
Acquired Through Business Combinations (note 11)	28,825,000		$ 2,695,000
Impairment		(51)		(1,816)
Balance, Ending	30,124,000			1,151
Accumulated Amortization, Balance Beginning	64,000		11,000
Accumulated Amortization, Additions	240,000		53,000
Accumulated Amortization, Balance Ending	304,000		64,000
Foreign Currency Translation	(30,000)		2,000
Intangible Assets And Goodwill	29,790,000			1,089
Customer Relationships [Member]
Statement [Line Items]
Balance, Beginning		189		0
Additions	0
Acquired Through Business Combinations (note 11)	1,570,000		189,000
Impairment		0		0
Balance, Ending	1,759,000			189
Accumulated Amortization, Balance Beginning	0		0
Accumulated Amortization, Additions	26,000		0
Accumulated Amortization, Balance Ending	26,000		0
Foreign Currency Translation	0		0
Intangible Assets And Goodwill	1,733,000			189
Goodwill [Member]
Statement [Line Items]
Balance, Beginning		431		0
Additions	0
Acquired Through Business Combinations (note 11)	19,675,000		2,247,000
Impairment		(51)		(1,816)
Balance, Ending	20,054,000			431
Accumulated Amortization, Balance Beginning	0		0
Accumulated Amortization, Additions	0		0
Accumulated Amortization, Balance Ending	0		0
Foreign Currency Translation	0		0
Intangible Assets And Goodwill	20,054,000			431
Non-compete agreements [Member]
Statement [Line Items]
Balance, Beginning		0
Additions	0
Acquired Through Business Combinations (note 11)	1,190,000
Impairment		0
Balance, Ending	1,190,000			0
Accumulated Amortization, Balance Beginning	0
Accumulated Amortization, Additions	66,000
Accumulated Amortization, Balance Ending	66,000		0
Foreign Currency Translation	0
Intangible Assets And Goodwill	1,124,000
Licences [member]
Statement [Line Items]
Balance, Beginning		410		272
Additions	200,000		0
Acquired Through Business Combinations (note 11)	0		138,000
Impairment		0		0
Balance, Ending	610,000			410
Accumulated Amortization, Balance Beginning	64,000		11,000
Accumulated Amortization, Additions	65,000		53,000
Accumulated Amortization, Balance Ending	129,000		64,000
Foreign Currency Translation	(30,000)		2,000
Intangible Assets And Goodwill	451,000			348
Trademarks and Brands [member]
Statement [Line Items]
Balance, Beginning		121		0
Additions	0
Acquired Through Business Combinations (note 11)	2,090,000		121,000
Impairment		0		0
Balance, Ending	2,211,000			121
Accumulated Amortization, Balance Beginning	0		0
Accumulated Amortization, Additions	35,000		0
Accumulated Amortization, Balance Ending	35,000		0
Foreign Currency Translation	0		0
Intangible Assets And Goodwill	2,176,000			121
Patents [Member]
Statement [Line Items]
Balance, Beginning		0
Additions	0
Acquired Through Business Combinations (note 11)	4,300,000
Impairment		$ 0
Balance, Ending	4,300,000			$ 0
Accumulated Amortization, Balance Beginning	0
Accumulated Amortization, Additions	48,000
Accumulated Amortization, Balance Ending	48,000		$ 0
Foreign Currency Translation	0
Intangible Assets And Goodwill	$ 4,252,000